LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–90.51%
Aerospace & Defense–1.41%
BAE Systems	379,808	$ 2,659,905
L3Harris Technologies	8,208	1,712,517
Textron	48,508	2,374,952
		6,747,374
Airlines–1.14%
Southwest Airlines	101,171	5,464,246
		5,464,246
Auto Components–1.22%
Aptiv	32,444	2,836,254
BorgWarner	81,772	2,999,397
		5,835,651
Automobiles–1.23%
Honda Motor ADR	135,266	3,527,737
Thor Industries	41,744	2,364,380
		5,892,117
Banks–7.03%
BB&T	155,304	8,288,574
Comerica	76,219	5,029,692
Commerce Bancshares	67,228	4,077,378
First Hawaiian	167,035	4,459,835
M&T Bank	27,429	4,332,959
Prosperity Bancshares	28,087	1,983,785
UMB Financial	45,574	2,943,169
Westamerica Bancorporation	39,169	2,435,528
		33,550,920
Beverages–0.39%
Brown-Forman Class B	8,269	519,128
Constellation Brands Class A	6,500	1,347,320
		1,866,448
Biotechnology–0.41%
†Exact Sciences	9,662	873,155
†Immunomedics	40,405	535,770
†Sage Therapeutics	2,785	390,708
†Turning Point Therapeutics	4,660	175,216
		1,974,849
Building Products–1.19%
Johnson Controls International	114,940	5,044,717
†Trex	6,892	626,689
		5,671,406
Capital Markets–5.14%
Ameriprise Financial	38,154	5,612,453
LPL Financial Holdings	23,170	1,897,623
MSCI	5,358	1,166,705
Northern Trust	118,220	11,032,290
S&P Global	6,155	1,507,852
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
State Street	56,122	$ 3,321,861
		24,538,784
Commercial Services & Supplies–0.64%
Republic Services	24,472	2,118,052
Waste Management	8,103	931,845
		3,049,897
Communications Equipment–0.24%
†Arista Networks	4,691	1,120,774
		1,120,774
Construction & Engineering–0.19%
Jacobs Engineering Group	9,788	895,602
		895,602
Construction Materials–0.31%
Vulcan Materials	9,814	1,484,269
		1,484,269
Containers & Packaging–1.92%
Ball	17,457	1,271,044
Graphic Packaging Holding	134,494	1,983,786
Packaging Corp. of America	34,766	3,688,673
Sonoco Products	38,471	2,239,397
		9,182,900
Distributors–1.07%
Genuine Parts	38,714	3,855,527
†LKQ	39,422	1,239,822
		5,095,349
Diversified Consumer Services–0.18%
†Bright Horizons Family Solutions	5,608	855,220
		855,220
Electric Utilities–4.05%
Edison International	55,130	4,157,905
Eversource Energy	33,333	2,848,971
Pinnacle West Capital	50,668	4,918,343
Xcel Energy	114,133	7,406,090
		19,331,309
Electrical Equipment–5.98%
AMETEK	23,619	2,168,697
Eaton	43,843	3,645,546
Emerson Electric	106,783	7,139,511
Hubbell	61,508	8,082,151
nVent Electric	204,856	4,515,026
Schneider Electric	34,362	3,004,684
		28,555,615
Electronic Equipment, Instruments & Components–1.53%
CDW	14,226	1,753,212
LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Keysight Technologies	19,939	$ 1,939,068
TE Connectivity	38,731	3,608,955
		7,301,235
Energy Equipment & Services–1.29%
Baker Hughes	146,577	3,400,586
Schlumberger	80,556	2,752,599
		6,153,185
Entertainment–0.29%
†Take-Two Interactive Software	11,160	1,398,794
		1,398,794
Equity Real Estate Investment Trusts–4.69%
Empire State Realty Trust Class A	187,573	2,676,667
MGM Growth Properties Class A	115,721	3,477,416
Piedmont Office Realty Trust Class A	151,720	3,167,913
SBA Communications	11,468	2,765,508
Welltower	36,638	3,321,235
Weyerhaeuser	251,400	6,963,780
		22,372,519
Food & Staples Retailing–1.54%
Koninklijke Ahold Delhaize	147,086	3,678,275
Sysco	46,437	3,687,098
		7,365,373
Food Products–2.79%
Conagra Brands	101,674	3,119,358
JM Smucker	21,348	2,348,707
Kellogg	31,009	1,995,429
Mondelez International Class A	29,038	1,606,382
Orkla	468,626	4,264,174
		13,334,050
Gas Utilities–1.49%
Atmos Energy	30,234	3,443,350
Spire	41,893	3,654,746
		7,098,096
Health Care Equipment & Supplies–5.00%
†DexCom	3,466	517,266
†Haemonetics	12,644	1,594,914
†Hologic	52,405	2,645,928
†Insulet	2,843	468,896
†Masimo	7,387	1,099,112
ResMed	8,601	1,162,081
Siemens Healthineers	83,214	3,272,151
†SmileDirectClub	26,433	366,890
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Teleflex	4,542	$ 1,543,145
Zimmer Biomet Holdings	81,663	11,209,880
		23,880,263
Health Care Providers & Services–5.00%
Cardinal Health	100,628	4,748,635
†Centene	21,377	924,769
Encompass Health	34,507	2,183,603
†Henry Schein	48,849	3,101,912
McKesson	26,936	3,681,074
Quest Diagnostics	53,040	5,676,871
Universal Health Services Class B	23,916	3,557,505
		23,874,369
Health Care Technology–0.77%
Cerner	53,931	3,676,476
		3,676,476
Hotels, Restaurants & Leisure–1.86%
Carnival	75,538	3,301,766
†Chipotle Mexican Grill	864	726,166
Domino's Pizza	1,306	319,435
†Planet Fitness Class A	21,265	1,230,606
Sodexo	29,422	3,303,057
		8,881,030
Household Durables–0.77%
PulteGroup	100,672	3,679,562
		3,679,562
Household Products–0.67%
Kimberly-Clark	22,523	3,199,392
		3,199,392
Industrial Conglomerates–0.21%
Roper Technologies	2,832	1,009,891
		1,009,891
Insurance–4.46%
Aflac	57,264	2,996,053
Arthur J. Gallagher & Co.	10,756	963,415
Brown & Brown	48,166	1,736,866
Chubb	30,748	4,963,957
†Globe Life	13,925	1,333,458
ProAssurance	87,309	3,515,933
Reinsurance Group of America	27,789	4,442,905
Travelers	9,072	1,348,916
		21,301,503
Interactive Media & Services–0.64%
†Pinterest Class A	14,533	384,398

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Twitter	65,018	$ 2,678,742
		3,063,140
Internet & Direct Marketing Retail–0.25%
Expedia Group	8,691	1,168,157
		1,168,157
IT Services–2.20%
Booz Allen Hamilton Holding	24,282	1,724,508
†Fiserv	46,803	4,848,323
†FleetCor Technologies	8,122	2,329,227
†Square Class A	25,835	1,600,478
		10,502,536
Life Sciences Tools & Services–0.24%
Bruker	26,103	1,146,705
		1,146,705
Machinery–3.14%
Atlas Copco Class B	56,691	1,535,139
Cummins	27,275	4,436,824
IMI	274,850	3,244,273
Ingersoll-Rand	16,294	2,007,584
PACCAR	36,445	2,551,515
Parker-Hannifin	6,798	1,227,787
		15,003,122
Multiline Retail–0.57%
Target	25,491	2,725,243
		2,725,243
Multi-Utilities–2.14%
Ameren	47,387	3,793,329
NorthWestern	55,584	4,171,579
WEC Energy Group	23,938	2,276,504
		10,241,412
Oil, Gas & Consumable Fuels–1.60%
ConocoPhillips	48,680	2,773,786
Imperial Oil	70,832	1,844,514
Noble Energy	134,648	3,024,194
		7,642,494
Paper & Forest Products–0.53%
Mondi	131,860	2,524,776
		2,524,776
Personal Products–0.14%
Shiseido	8,500	682,203
		682,203
Pharmaceuticals–0.13%
†Catalent	13,170	627,682
		627,682
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.62%
†IHS Markit	17,841	$ 1,193,206
Verisk Analytics Class A	11,101	1,755,512
		2,948,718
Road & Rail–1.08%
Heartland Express	184,474	3,968,036
JB Hunt Transport Services	10,801	1,195,130
		5,163,166
Semiconductors & Semiconductor Equipment–4.00%
†Advanced Micro Devices	55,090	1,597,059
Applied Materials	155,373	7,753,113
Marvell Technology Group	48,453	1,209,871
Maxim Integrated Products	78,544	4,548,483
Microchip Technology	30,955	2,876,029
†Micron Technology	18,081	774,771
Xilinx	3,802	364,612
		19,123,938
Software–1.88%
†Atlassian Class A	11,864	1,488,220
†Cadence Design Systems	22,852	1,510,060
†Coupa Software	8,028	1,040,188
†Palo Alto Networks	3,672	748,464
†Paycom Software	4,154	870,222
†RingCentral Class A	7,985	1,003,395
†ServiceNow	4,773	1,211,626
†Splunk	9,437	1,112,245
		8,984,420
Specialty Retail–2.58%
Advance Auto Parts	37,593	6,217,882
†Burlington Stores	8,994	1,797,181
†Five Below	8,884	1,120,273
†Floor & Decor Holdings Class A	17,535	896,915
†O'Reilly Automotive	2,077	827,705
Tractor Supply	9,428	852,668
†Ulta Salon Cosmetics & Fragrance	2,513	629,884
		12,342,508
Technology Hardware, Storage & Peripherals–0.55%
HP	138,088	2,612,625
		2,612,625
Textiles, Apparel & Luxury Goods–0.22%
†Lululemon Athletica	5,379	1,035,619
		1,035,619
Thrifts & Mortgage Finance–0.73%
Capitol Federal Financial	252,376	3,477,741
		3,477,741

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.17%
MSC Industrial Direct Class A	77,049	$ 5,588,364
		5,588,364
Total Common Stock (Cost $422,122,835)		432,243,037

EXCHANGE-TRADED FUNDS–2.08%
iShares Russell Mid-Cap Value ETF	105,977	9,506,137
SPDR S&P Oil & Gas Exploration & Production ETF	20,132	450,151
Total Exchange-Traded Funds (Cost $10,088,575)		9,956,288
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–7.49%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	35,751,802	$ 35,751,802
Total Money Market Fund (Cost $35,751,802)		35,751,802

TOTAL INVESTMENTS–100.08% (Cost $467,963,212)	477,951,127
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(379,187)
NET ASSETS APPLICABLE TO 35,404,507 SHARES OUTSTANDING–100.00%	$477,571,940

† Non-income producing.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	JPY	(309,533,198)	USD	2,886,629	12/30/19	$3,186	$—
BOA	JPY	9,985,806	USD	(93,476)	12/30/19	—	(454)
CSI	EUR	(10,088,464)	USD	11,242,181	12/31/19	165,347	—
GSI	NOK	(33,533,679)	USD	3,754,273	12/30/19	62,621	—
GSI	SEK	(14,729,377)	USD	1,524,323	12/30/19	18,202	—
GSI	SEK	1,656,149	USD	(170,443)	12/30/19	—	(1,097)
JPMC	GBP	(5,893,022)	USD	7,401,635	12/31/19	127,351	—
JPMC	GBP	162,618	USD	(203,855)	12/31/19	—	(3,121)
MSC	CAD	(2,159,222)	USD	1,627,367	12/31/19	—	(5,069)
MSC	CAD	59,043	USD	(44,548)	12/31/19	91	—
Total Foreign Currency Exchange Contracts						$376,798	$(9,741)
LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	British Pound	$231,225	$231,937	12/16/19	$—	$(712)
3	Euro	411,093	415,700	12/16/19	—	(4,607)
3	Japanese Yen	348,675	350,203	12/16/19	—	(1,528)
					—	(6,847)
Equity Contracts:
53	E-mini S&P 500 Index	7,893,025	7,987,088	12/20/19	—	(94,063)
57	E-mini S&P MidCap 400 Index	11,046,600	11,226,259	12/20/19	—	(179,659)
12	Euro STOXX 50 Index	464,973	459,566	12/20/19	5,407	—
3	FTSE 100 Index	272,351	269,749	12/20/19	2,602	—
1	Nikkei 225 Index (OSE)	201,249	195,630	12/12/19	5,619	—
					13,628	(273,722)
Total Futures Contracts					$13,628	$(280,569)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CSI–Credit Suisse International
ETF–Exchange-Traded Fund
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
NOK–Norwegian Krone
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SEK–Swedish Krona
SPDR–Standard & Poor’s Depositary Receipt
USD–United States Dollar
See accompanying notes.
LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the American Century VP Mid Cap Value Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$4,087,469	$2,659,905	$—	$6,747,374
Airlines	5,464,246	—	—	5,464,246
Auto Components	5,835,651	—	—	5,835,651
Automobiles	5,892,117	—	—	5,892,117
Banks	33,550,920	—	—	33,550,920
Beverages	1,866,448	—	—	1,866,448
Biotechnology	1,974,849	—	—	1,974,849
Building Products	5,671,406	—	—	5,671,406
Capital Markets	24,538,784	—	—	24,538,784
Commercial Services & Supplies	3,049,897	—	—	3,049,897
Communications Equipment	1,120,774	—	—	1,120,774
Construction & Engineering	895,602	—	—	895,602
Construction Materials	1,484,269	—	—	1,484,269
Containers & Packaging	9,182,900	—	—	9,182,900
Distributors	5,095,349	—	—	5,095,349
Diversified Consumer Services	855,220	—	—	855,220
Electric Utilities	19,331,309	—	—	19,331,309
Electrical Equipment	25,550,931	3,004,684	—	28,555,615
Electronic Equipment, Instruments & Components	7,301,235	—	—	7,301,235
LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Energy Equipment & Services	$6,153,185	$—	$—	$6,153,185
Entertainment	1,398,794	—	—	1,398,794
Equity Real Estate Investment Trusts	22,372,519	—	—	22,372,519
Food & Staples Retailing	3,687,098	3,678,275	—	7,365,373
Food Products	9,069,876	4,264,174	—	13,334,050
Gas Utilities	7,098,096	—	—	7,098,096
Health Care Equipment & Supplies	20,608,112	3,272,151	—	23,880,263
Health Care Providers & Services	23,874,369	—	—	23,874,369
Health Care Technology	3,676,476	—	—	3,676,476
Hotels, Restaurants & Leisure	8,881,030	—	—	8,881,030
Household Durables	3,679,562	—	—	3,679,562
Household Products	3,199,392	—	—	3,199,392
Industrial Conglomerates	1,009,891	—	—	1,009,891
Insurance	21,301,503	—	—	21,301,503
Interactive Media & Services	3,063,140	—	—	3,063,140
Internet & Direct Marketing Retail	1,168,157	—	—	1,168,157
IT Services	10,502,536	—	—	10,502,536
Life Sciences Tools & Services	1,146,705	—	—	1,146,705
Machinery	10,223,710	4,779,412	—	15,003,122
Multiline Retail	2,725,243	—	—	2,725,243
Multi-Utilities	10,241,412	—	—	10,241,412
Oil, Gas & Consumable Fuels	7,642,494	—	—	7,642,494
Paper & Forest Products	—	2,524,776	—	2,524,776
Personal Products	—	682,203	—	682,203
Pharmaceuticals	627,682	—	—	627,682
Professional Services	2,948,718	—	—	2,948,718
Road & Rail	5,163,166	—	—	5,163,166
Semiconductors & Semiconductor Equipment	19,123,938	—	—	19,123,938
Software	8,984,420	—	—	8,984,420
Specialty Retail	12,342,508	—	—	12,342,508
Technology Hardware, Storage & Peripherals	2,612,625	—	—	2,612,625
Textiles, Apparel & Luxury Goods	1,035,619	—	—	1,035,619
Thrifts & Mortgage Finance	3,477,741	—	—	3,477,741
Trading Companies & Distributors	5,588,364	—	—	5,588,364
Exchange-Traded Funds	9,956,288	—	—	9,956,288
Money Market Fund	35,751,802	—	—	35,751,802
Total Investments	$453,085,547	$24,865,580	$—	$477,951,127
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$376,798	$—	$—	$376,798
Futures Contracts	$13,628	$—	$—	$13,628
Liabilities:
Foreign Currency Exchange Contracts	$(9,741)	$—	$—	$(9,741)
Futures Contracts	$(280,569)	$—	$—	$(280,569)
There were no Level 3 investments at the beginning or end of the period.
LVIP American Century Select Mid Cap Managed Volatility Fund–7

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-0.00%@
Equity Funds-0.00%@
×,*American Century VP - Mid Cap Value	$282,304,579	$50,299,388	$349,304,213	$(4,257,627)	$20,957,873	$—	—	$36,874,355	$34,424,347.00
×,*American Century VP -Capital Appreciation Fund	71,304,586	17,321,812	92,900,674	5,057,821	(783,545)	—	—	13,965,555	13,965,555.00
Total	$353,609,165	$67,621,200	$442,204,887	$800,194	$20,174,328	$—		$50,839,910	$48,389,902.00

@ As a percentage of Net Assets as of September 30, 2019.
× Issuer was not an investment of the Fund at September 30, 2019.
* Class I shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–8